Finance income and fair value change in derivative instruments (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of Finance Income [Abstract]
Summary of Finance Income and Fair Value Change In Derivative Instruments

	For the year ended March 31,
	2024	2025	2026	2026
	(INR)	(INR)	(INR)	(USD)
Interest income accounted at amortised cost
- on fixed deposit with banks	3,937	3,804	3,871	41
- on loan given to related parties (refer Note 42)	4	9	4	0
- on safeguard duty recoverable	131	135	121	1
- others	15	18	65	1
Gain on fair value changes on derivative instruments	151	122	776	8
Unwinding of contract assets (refer Note 53)	530	183	154	2
Unwinding of financial assets (refer Note 34(i))	504	301	83	1
Total	5,272	4,572	5,074	54